Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenue
Bitcoin mining revenue	$ 42,047	$ 13,755	$ 76,444	$ 29,967
Other income	527	0	527	0
Total revenue	42,574	13,755	76,971	29,967
Expenses
Depreciation	(7,558)	(11,544)	(15,177)	(18,996)
Electricity charges	(16,746)	(7,362)	(36,111)	(13,937)
Realized gain on financial asset	101	0	3,119	0
Employee benefits expense	(4,334)	(4,064)	(8,511)	(8,662)
Share-based payments expense	(5,966)	(3,152)	(11,805)	(6,770)
Impairment of assets	0	(105,172)	0	(105,172)
Reversal of impairment of assets	108	0	108	0
Professional fees	(2,322)	(1,747)	(3,932)	(3,040)
Other operating expenses	(7,825)	(3,624)	(14,056)	(7,240)
Gain/(loss) on sale of assets	5	(5,137)	16	(5,137)
Unrealized loss on financial asset	(258)	0	(258)	0
Operating profit/(loss)	(2,221)	(128,047)	(9,636)	(138,987)
Finance expense	(30)	(10,350)	(64)	(13,915)
Interest income	665	257	1,378	214
Foreign exchange loss	(4,707)	(6,225)	(2,449)	(7,176)
Loss before income tax (expense)/benefit	(6,293)	(144,365)	(10,771)	(159,864)
Income tax (expense)/benefit	1,065	411	244	(2,030)
Loss after income tax (expense)/benefit for the period	(5,228)	(143,954)	(10,527)	(161,894)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	7,584	14,112	2,002	(12,115)
Other comprehensive income/(loss) for the period, net of tax	7,584	14,112	2,002	(12,115)
Total comprehensive income/(loss) for the period	$ 2,356	$ (129,842)	$ (8,525)	$ (174,009)
Basic earnings per share (in dollars per share)	$ (0.072)	$ (2.7146)	$ (0.1502)	$ (3.0529)
Diluted earnings per share (in dollars per share)	$ (0.072)	$ (2.7146)	$ (0.1502)	$ (3.0529)